INTANGIBLE ASSETS - BREAKDOWN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 230,104,000	$ 226,553,000	$ 226,260,000
Additions	2,827,000	19,707,000	37,872,000
Acquisitions from business combination	0	16,456,000	2,628,000
Disposals	1,506,000	3,366,000	(2,990,000)
Transfers	4,362,000	0
Translation differences	(30,073,000)	10,168,000	38,527,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	5,486,000	0
Intangible assets other than goodwill	211,202,000	230,104,000	226,553,000
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	520,344,000	453,776,000	387,500,000
Additions	62,134,000	35,488,000	13,044,000
Acquisitions from business combination	0	16,456,000	2,628,000
Disposals	2,871,000	3,893,000	0
Transfers	4,362,000	570,000
Translation differences	(63,632,000)	17,947,000	60,630,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	12,795,000	0
Intangible assets other than goodwill	533,132,000	520,344,000	453,776,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(265,771,000)	(205,716,000)	(139,027,000)
Additions	(58,681,000)	(55,195,000)	(50,916,000)
Acquisitions from business combination	0	0	0
Disposals	1,365,000	527,000	7,036,000
Transfers	0	(570,000)
Translation differences	32,455,000	(4,817,000)	(22,809,000)
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	(7,309,000)	0
Intangible assets other than goodwill	(297,941,000)	(265,771,000)	(205,716,000)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(24,469,000)	(21,507,000)	(22,213,000)
Additions	(626,000)	0	0
Acquisitions from business combination	0	0	0
Disposals	0	0	0
Transfers	0	0
Translation differences	1,104,000	(2,962,000)	706,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	0	0
Intangible assets other than goodwill	(23,991,000)	(24,469,000)	(21,507,000)
Development | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	4,696,000	3,907,000	2,422,000
Additions	2,081,000	1,513,000	1,231,000
Acquisitions from business combination	0	0	0
Disposals	777,000	7,000	0
Transfers	0	(627,000)
Translation differences	(1,341,000)	(90,000)	306,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	431,000	0
Intangible assets other than goodwill	5,090,000	4,696,000	3,907,000
Development | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(691,000)	(475,000)	(282,000)
Additions	(181,000)	(235,000)	(241,000)
Acquisitions from business combination	0	0	0
Disposals	14,000	7,000	33,000
Transfers	0	(1,000)
Translation differences	727,000	13,000	15,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	(516,000)	0
Intangible assets other than goodwill	(647,000)	(691,000)	(475,000)
Customer base | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	291,898,000	264,157,000	254,110,000
Additions	0	2,552,000	0
Acquisitions from business combination	0	14,931,000	2,522,000
Disposals	411,000	9,000	0
Transfers	0	0
Translation differences	(38,285,000)	10,267,000	7,525,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	9,725,000	0
Intangible assets other than goodwill	262,927,000	291,898,000	264,157,000
Customer base | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(133,658,000)	(105,296,000)	(77,443,000)
Additions	(23,423,000)	(25,222,000)	(24,175,000)
Acquisitions from business combination	0	0	0
Disposals	150,000	0	0
Transfers	0	0
Translation differences	18,461,000	(3,140,000)	(2,806,000)
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	(4,820,000)	0
Intangible assets other than goodwill	(143,290,000)	(133,658,000)	(105,296,000)
Software
Disclosure of detailed information about intangible assets [line items]
Additions	38,500,000
Software | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	158,035,000	138,050,000	90,278,000
Additions	53,035,000	12,463,000	8,140,000
Acquisitions from business combination	0	1,468,000	105,000
Disposals	676,000	3,085,000	0
Transfers	5,182,000	2,115,000
Translation differences	(22,973,000)	7,024,000	47,073,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	2,363,000	0
Intangible assets other than goodwill	194,966,000	158,035,000	138,050,000
Software | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(93,905,000)	(68,138,000)	(36,637,000)
Additions	(28,992,000)	(24,669,000)	(21,953,000)
Acquisitions from business combination	0	0	0
Disposals	48,000	147,000	6,716,000
Transfers	0	(179,000)
Translation differences	10,269,000	(1,066,000)	(16,264,000)
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	(1,265,000)	0
Intangible assets other than goodwill	(113,845,000)	(93,905,000)	(68,138,000)
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	65,253,000	44,839,000	39,492,000
Additions	6,091,000	18,960,000	980,000
Acquisitions from business combination	0	57,000	1,000
Disposals	1,007,000	533,000	0
Transfers	(820,000)	1,155,000
Translation differences	(733,000)	775,000	6,788,000
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	276,000	0
Intangible assets other than goodwill	69,060,000	65,253,000	44,839,000
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(37,517,000)	(31,807,000)	(24,665,000)
Additions	(6,085,000)	(5,069,000)	(4,547,000)
Acquisitions from business combination	0	0	0
Disposals	1,153,000	373,000	287,000
Transfers	0	(390,000)
Translation differences	2,998,000	(624,000)	(3,754,000)
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	(708,000)	0
Intangible assets other than goodwill	(40,159,000)	(37,517,000)	(31,807,000)
Work in progress | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	462,000	2,823,000	1,198,000
Additions	927,000	0	2,693,000
Acquisitions from business combination	0	0	0
Disposals	0	259,000	0
Transfers	0	(2,073,000)
Translation differences	(300,000)	(29,000)	(1,062,000)
Revaluation Increase Decrease Intangible Assets Other Than Goodwill	0	0
Intangible assets other than goodwill	$ 1,089,000	$ 462,000	$ 2,823,000